Commitments and contingencies	6 Months Ended
Sep. 30, 2019
Commitments and contingencies
14. Commitments and contingencies
Obligations under guarantees
The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. A guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.

The Group records all guarantees and similar obligations subject to ASC 460, “Guarantees” (“ASC 460”) at fair value in the consolidated balance sheets at the inception of the guarantee.

The table below summarizes the maximum potential amount of future payments by type of guarantee at March 31, 2019 and September 30, 2019. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2019	September 30, 2019
	(in billions of yen)
Performance guarantees	2,307	2,182
Guarantees on loans	289	246
Guarantees on securities	145	110
Other guarantees	2,324	2,291
Guarantees for the repayment of trust principal	65	63
Liabilities of trust accounts	362	376
Derivative financial instruments	14,170	19,421
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in billions of yen)
Investment grade	4,124	3,909
Non-investment grade	941	920

Total	5,065	4,829

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.
Other
off-balance-sheet
instruments
In addition to guarantees, the MHFG Group issues other
off-balance-sheet
instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ requests.

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in billions of yen)
Commitments to extend credit (Note)	76,857	78,075
Commercial letters of credit	778	818

Total	77,635	78,893

Note:	Commitments to extend credit include commitments to invest in securities.
Legal proceedings
The MHFG Group is involved in normal collection proceedings initiated by the Group and other legal proceedings in the ordinary course of business.
 In accordance with ASC 450 “Contingencies” (“ASC 450”), the Group recognizes a liability for loss contingencies arising from such proceedings when a loss is probable and the loss amount or the range of the loss can be reasonably estimated. If a loss does not meet this condition but is reasonably possible, the Group does not recognize a liability but discloses the detail of such proceedings. Based on the information available as of the date of the consolidated financial statements, the Group believes that the outcome of the collection and legal proceedings will not have a significant adverse effect on the consolidated financial statements.
Leases
The MHFG Group is obligated under a number of lease arrangements. The Group’s lessee arrangements mainly consist of operating leases for real estate, such as office space
, including its head office,
and branches
. Finance
leases are not significant. Some of the Group’s operating leases include variable lease payments.
The following table presents the consolidated balance sheet information related to operating leases as of September 30, 2019:

As of September 30, 2019
(in millions of yen, except for remaining lease term and discount rate)
ROU assets (Note)	647,185
Lease liabilities (Note)	656,409
Weighted average:
Remaining lease term	15.8years
Discount rate	0.55%

Note:	ROU assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheet s .

The following table presents lease cost and supplemental information related to operating leases for the six months ended September 30, 2019:

Six months ended September 30, 2019
(in millions of yen)
Lease cost (Note)	62,003
ROU assets obtained in exchange for new lease liabilities	45,904
Operating cash flows	51,120

Note:	Lease cost for operating leases are included in Occupancy expenses on the consolidated statement s of income.
The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.
The following table shows future lease payments under operating leases as of September 30, 2019:

As of September 30, 2019
(in millions of yen)
Fiscal year ending March 31:
2020 (excluding six months ended September 30, 2019)	49,182
2021	84,578
2022	64,138
2023	52,167
2024	46,829
2025 and thereafter	386,291

Total lease payments	683,185

Amount representing interest	26,776

Total lease liabilities for operating leases	656,409